Related party transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of prepayments - related party

Name of Related Party	Relationship	Nature	As of June 30, 2026	As of December 31, 2025
			US$	US$
VD Capital Pty. Ltd.	KNOREX Ltd’s shareholder >5% and <10% of shareholding	Prepayments of consulting services for corporate development, capital management and fundraising	$1,032,500	$2,777,500
Total			$1,032,500	$2,777,500

Schedule of short-term loans - related parties

Name of Related Party	Relationship	Term	Nature	As of June 30, 2026	As of December 31, 2025
				US$	US$
Kheng Ee Lennon Teng	Group General Manager of the Company	15%(1) interest per annum, maturity date extended from 9/9/2025 to 10/9/2026	Working capital loan	$14,866	$14,866
Kheng Ee Lennon Teng	Group General Manager of the Company	15%(2) interest per annum, maturity date extended from 9/9/2025 to 10/9/2026	Working capital loan	37,386	37,386
Wilson Chandra	Director and President	Non-interest bearing and due on demand	Working capital loan	1,036	1,036
Franklin Capital Enterprise Ltd.	KNOREX Ltd’s shareholder >10% of shareholding	15% interest per annum, maturity date is 10/9/2026	Working capital loan	200,000	200,000
Exchange rate difference				1,979	2,332
Total				$255,267	$255,620

(1)	The short-term loans currently bear interest at 15.0% per annum following an amendment effective October 9, 2025. Prior to this effective date, under the original terms of the agreements, the loans accrued interest at a rate of 1.25% per week from their respective origination dates through October 8, 2025.
(2)	The short-term loans currently bear interest at 15.0% per annum following an amendment effective October 9, 2025. Prior to this effective date, under the original terms of the agreements, the loans accrued interest at a rate of 30% per annum from their respective origination dates through October 8, 2025.

Schedule of other payables - related parties

Name of Related Party	Relationship	Nature	As of June 30, 2026	As of December 31, 2025
			US$	US$
Kheng Ee Lennon Teng	Group General Manager of the Company	Employee reimbursement	$12,250	$12,192
Le Truong Vinh Phu	Vice President of Operations of the Company	Employee reimbursement	-	23,842
Kheng Ee Lennon Teng	Group General Manager of the Company	Interest Accrual – Related Parties	26,494	22,530
Wilson Chandra	Director and President	Interest Accrual – Related Parties	363	363
Abhishek Kumar	Vice President of Product and Engineering	Employee reimbursement	-	2,886
Franklin Capital Enterprise Ltd	KNOREX Ltd’s shareholder >10% of shareholding	Interest Accrual – Related Parties	67,189	70,822
Khar Heng Choo	Chairman and Chief Executive Officer	Employee reimbursement	-	5,261
Total			$106,296	$137,896

Schedule of general and administrative expenses

Name of Related Party	Relationship	Nature	For the six months ended June 30, 2026	For the six months ended June 30, 2025
			US$	US$
VD Capital Pty. Ltd.	KNOREX Ltd’s shareholder >5% and <10% of shareholding	Consulting services for corporate development, capital management and fundraising	$1,745,000	$-
Total			$1,745,000	$-